SCHEDULE OF LOAN (Details) - USD ($)		Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Short-Term Debt [Line Items]
Total		$ 123,850		$ 113,041		$ 21,313
Loan A [Member]
Short-Term Debt [Line Items]
Total		7,810	[1]	13,210	[1],[2]	21,313	[2]
Loan B [Member]
Short-Term Debt [Line Items]
Total			[3]	99,831	[3]
Loan C [Member]
Short-Term Debt [Line Items]
Total	[4]	$ 116,040

[1]	On August 17, 2021, the newly acquired subsidiary, Gorilla Networks Pte. Ltd., received a loan from a bank of SGD 50,000, approximately $35,937 for a term of 60 months until August 31, 2026. The effective interest rate is 4.75%. For the nine months ended September 30, 2025 and 2024, the Company recognized the interest expense of $393 and $661, respectively. For the three months ended September 30, 2025 and 2024, the Company recognized the interest expense of $108 and $203, respectively.
[2]	On August 17, 2021, the newly acquired subsidiary, Gorilla Networks Pte. Ltd., received a loan from a bank of SGD 50,000, approximately $35,937 for a term of 60 months until August 31, 2026. The effective interest rate is 4.75%. For the years ended December 31, 2024 and 2023, the Company recognized the interest expense of $838 and $1,181, respectively.
[3]	On September 30, 2024, the Company purchased the Directors and Officers (D&O) insurance at a premium fee of $161,692 for a term of 12 months. Also, the Company entered a loan agreement with First Insurance Funding to finance 85% of the total premium, to repay the premium of $137,226. The Company paid the down-payment of $24,466 (15%) and remaining balance $137,226 (85%) to be repaid by 10 instalments until July 30, 2025, with a total interest imposed of $5,390. For the nine months ended September 30, 2025 and 2024, the Company recognized the interest expense of $2,763 and $0, respectively. For the three months ended September 30, 2025 and 2024, the Company recognized the interest expense of $100 and $0, respectively.
[4]	On August 17, 2025, the Company purchased the Directors and Officers (D&O) insurance at a premium fee of $145,050 for a term of 12 months. Also, the Company entered a loan agreement with First Insurance Funding to finance 80% of the total premium, to repay the premium of $116,040. The Company paid the down-payment of $29,010 (20%) and remaining balance $116,040 (80%) to be repaid by 10 instalments until July 30, 2026, with a total interest imposed of $4,124. For the three and nine months ended September 30, 2025 and 2024, no interest expense was incurred.